Stockholders' Equity - Summary of Capital Stock Activity (Details)	12 Months Ended
Dec. 31, 2023 shares
Class of Stock [Line Items]
Stock outstanding, beginning balance (in Shares)	31,803,721
Stock outstanding, ending balance (in Shares)	31,789,698
Common Stock
Class of Stock [Line Items]
Stock outstanding, beginning balance (in Shares)	31,803,721
Stock awards issued (in Shares)	35,969
Treasury stock purchases (in Shares)	49,992
Stock outstanding, ending balance (in Shares)	31,789,698
Common Stock Held in Treasury
Class of Stock [Line Items]
Stock outstanding, beginning balance (in Shares)	57,959
Stock awards issued (in Shares)	35,969
Treasury stock purchases (in Shares)	49,992
Stock outstanding, ending balance (in Shares)	71,982